Property, plant and equipment	12 Months Ended
Mar. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer hardware	Leasehold improvements	Show displays	In progress	Furniture and fixtures	Total
Cost	$	$	$	$	$	$	$
March 31, 2017	8.9	3.6	24.8	3.9	—	3.4	44.6
Additions	3.4	1.1	12.9	1.7	5.8	6.5	31.4
Disposals	—	—	(0.2)	—	—	—	(0.2)
Transfers	—	0.2	3.8	—	(5.4)	1.4	—
March 31, 2018	12.3	4.9	41.3	5.6	0.4	11.3	75.8
Additions	6.9	0.8	9.4	1.9	9.6	7.0	35.6
Business combination (note 5)	2.1	—	0.4	—	—	—	2.5
Disposals	—	(0.3)	(2.5)	—	—	—	(2.8)
Transfers	1.0	—	6.2	0.1	(9.3)	2.0	—
March 31, 2019	22.3	5.4	54.8	7.6	0.7	20.3	111.1

	Plant equipment	Computer hardware	Leasehold improvements	Show displays	In progress	Furniture and fixtures	Total
Accumulated depreciation	$	$	$	$	$	$	$
March 31, 2017	1.3	1.3	3.9	1.2	—	0.5	8.2
Additions	1.1	0.9	3.3	1.3	—	0.8	7.4
March 31, 2018	2.4	2.2	7.2	2.5	—	1.3	15.6
Additions	1.7	1.0	6.4	1.5	—	3.1	13.7
Disposals	—	(0.2)	(2.3)	—	—	—	(2.5)
March 31, 2019	4.1	3.0	11.3	4.0	—	4.4	26.8

Net book value
March 31, 2018	9.9	2.7	34.1	3.1	0.4	10.0	60.2
March 31, 2019	18.2	2.4	43.5	3.6	0.7	15.9	84.3